FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 7) (PARENT COMPANY)	12 Months Ended
Mar. 31, 2014
PARENT COMPANY
Basis for presentation
Restricted net assets of subsidiaries VIE entities as a percentage of consolidated net assets of the Group	25.00%